Business	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Accounting Policies [Abstract]
Business

1. Business

Business

RocketFuel Blockchain Company, a Nevada corporation (“RocketFuel” or the “Company”) was formed on January 12, 2018 for the purpose of bringing highly efficient check-out systems to eCommerce. These new check-out means based upon blockchain technology are designed to increase speed, security, and ease of use. Using RocketFuel’s technology, merchants can enable new impulse buying schemes that may be unavailable in present day eCommerce sites.

Prior to June 27, 2018, management was engaged in efforts to identify and negotiate a transaction with a public company quoted on the OTC Markets having shell status where a contemplated transaction would be treated as a reverse merger. On June 27, 2018, we consummated a transaction as contemplated by that certain Contribution Agreement made and entered into as of June 27, 2018 by and among B4MC Gold Mines, Inc. (“B4MC”), a Nevada corporation, and us. Pursuant to the Contribution Agreement, B4MC issued 17,001,312 shares of its $0.001 par value common stock to us in exchange for a 100% ownership interest in us resulting in 22,668,416 post-merger shares of B4MC common stock issued and outstanding. On September 25, 2018, B4MC changed its name to RocketFuel Blockchain, Inc.

On June 29, 2018, we filed a Current Report on Form 8-K with the Securities and Exchange Commission which fully describes the transaction set forth herein.

On June 29, 2018, we filed a Current Report on Form 8-K with the Securities and Exchange Commission which fully describes the transaction set forth herein.

Our corporate headquarters are located in Las Vegas, Nevada.

Fiscal Year

Our fiscal year ends on March 31. References herein to fiscal 2020 and/or fiscal 2019 refer to the fiscal year ended March 31, 2020 and 2019, respectively.

1. Business

Business

RocketFuel Blockchain Company, a Nevada corporation (“RocketFuel” or the “Company”) was formed on January 12, 2018 for the purpose of bringing highly efficient check-out systems to eCommerce. These new check-out means based upon blockchain technology are designed to increase speed, security, and ease of use. Using RocketFuel’s technology, merchants can enable new impulse buying schemes that may be unavailable in present day eCommerce sites.

On June 27, 2018, we consummated a transaction as contemplated by that certain Contribution Agreement made and entered into as of June 27, 2018 by and among B4MC Gold Mines, Inc. (“B4MC”), a Nevada corporation, and us. Pursuant to the Contribution Agreement, B4MC issued 17,001,312 shares of its $0.001 par value common stock to us in exchange for a 100% ownership interest in us resulting in 22,668,416 post-merger shares of B4MC common stock issued and outstanding. On September 25, 2018, B4MC changed its name to RocketFuel Blockchain, Inc.